UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital Income Builder®
Investment portfolio

July 31, 2009
unaudited

Common stocks — 62.92%	Shares	Value (000)

TELECOMMUNICATION SERVICES — 9.43%
Verizon Communications Inc.	53,777,000	$1,724,628
AT&T Inc.	48,961,230	1,284,253
América Móvil, SAB de CV, Series L (ADR)	19,938,000	857,533
CenturyTel, Inc.[1]	19,053,597	598,092
Koninklijke KPN NV	32,701,520	491,497
Telefónica, SA	16,045,000	399,177
Singapore Telecommunications Ltd.	119,533,500	290,897
France Télécom SA	11,439,873	285,505
Belgacom SA	6,402,471	229,368
Telekomunikacja Polska SA	35,192,566	180,652
Vodafone Group PLC	75,200,000	154,082
Advanced Info Service PCL	50,509,000	128,463
Türk Telekomünikasyon AS, Class D	27,782,000	84,704
DiGi.Com Bhd.	10,452,000	65,919
Philippine Long Distance Telephone Co.	1,053,250	55,879
Taiwan Mobile Co., Ltd.	33,484,516	51,248
StarHub Ltd	25,787,250	40,164
Far EasTone Telecommunications Co., Ltd.	32,785,111	38,583
Teléfonos de México, SAB de CV, Class L (ADR)	1,678,200	26,532
Telkom SA Ltd.	5,227,300	26,140
MTN Group Ltd.	1,495,800	24,772
OJSC Mobile TeleSystems (ADR)	565,500	23,745
BT Group PLC	10,000,000	21,149
		7,082,982

UTILITIES — 9.31%
E.ON AG	24,153,200	914,343
GDF Suez	16,302,320	622,833
PPL Corp.	15,010,000	507,188
Exelon Corp.	9,601,500	488,332
Veolia Environnement	13,159,623	452,592
RWE AG	4,895,585	413,427
Hongkong Electric Holdings Ltd.	71,490,000	394,373
Dominion Resources, Inc.	11,251,980	380,317
Electricité de France SA	6,611,000	327,673
FirstEnergy Corp.	7,255,500	298,927
Scottish and Southern Energy PLC	15,108,500	279,293
Fortum Oyj	11,366,230	263,255
Public Service Enterprise Group Inc.	7,467,600	242,324
Gas Natural SDG, SA	10,854,000	203,124
Southern Co.	5,500,000	172,700
Progress Energy, Inc.	3,875,000	152,830
Ameren Corp.	4,816,420	122,482
FPL Group, Inc.	2,000,000	113,340
Xcel Energy Inc.	5,516,000	109,989
DTE Energy Co.	2,750,000	94,765
Cheung Kong Infrastructure Holdings Ltd.	20,671,000	75,354
SUEZ Environnement Co.	3,837,375	73,126
Entergy Corp.	752,500	60,448
Tanjong PLC	10,615,000	45,837
Electricity Generating PCL	19,226,428	41,833
Consolidated Edison, Inc.	900,000	35,424
NiSource Inc.	2,289,307	29,509
NTPC Ltd.	5,721,300	25,806
National Grid PLC	2,632,652	24,553
Pinnacle West Capital Corp.	738,200	23,593
		6,989,590

FINANCIALS — 7.01%
Banco Santander, SA	79,989,687	1,158,334
Hang Seng Bank Ltd.	24,991,100	406,011
BNP Paribas SA	5,103,447	372,062
Westpac Banking Corp.	17,551,963	317,201
HSBC Holdings PLC (Hong Kong)	21,612,945	215,028
HSBC Holdings PLC (United Kingdom)	9,728,436	98,407
Bank of China Ltd., Class H	574,785,000	286,298
JPMorgan Chase & Co.	5,775,000	223,204
Royal Bank of Canada	4,351,769	207,012
Bank of Nova Scotia	4,847,200	206,478
Equity Residential, shares of beneficial interest	8,469,750	203,274
HCP, Inc.	6,680,500	172,090
Sampo Oyj, Class A	6,873,962	143,533
Société Générale	1,966,188	126,248
Itaú Unibanco Banco Múltiplo SA, preferred nominative	6,803,300	122,720
Admiral Group PLC	6,255,400	99,915
S P Setia Bhd.[1]	65,577,500	82,717
Westfield Group	8,249,175	77,873
Prudential PLC	10,101,500	75,613
CapitaMall Trust, units	66,015,592	72,525
Bank of the Philippine Islands	57,933,564	54,951
Bank of New York Mellon Corp.	1,924,536	52,617
Wells Fargo & Co.	1,970,000	48,186
Sun Hung Kai Properties Ltd.	2,925,000	44,501
Arthur J. Gallagher & Co.	1,903,589	43,592
Weingarten Realty Investors	2,634,750	40,654
United Bankshares, Inc.	1,775,000	35,962
Champion Real Estate Investment Trust	89,272,000	35,711
TrygVesta A/S	514,300	34,658
Kimco Realty Corp.	3,103,500	30,538
CapitaRetail China Trust	30,837,000	29,804
Unibail-Rodamco SE, non-registered shares	150,000	26,211
Kerry Properties Ltd.	4,240,696	21,889
Frasers Centrepoint Trust	30,400,000	21,771
Eurobank Properties REIT	1,950,000	21,262
CapitaCommercial Trust	26,272,300	15,619
ProLogis, shares of beneficial interest	1,750,000	15,383
Banco Bilbao Vizcaya Argentaria, SA	672,677	11,045
Fannie Mae	10,000,000	5,800
Freddie Mac[2]	5,300,000	3,286
St.Galler Kantonalbank	7,059	2,618
		5,262,601

ENERGY — 6.15%
Sasol Ltd.	24,499,431	881,206
Royal Dutch Shell PLC, Class A (ADR)	9,328,000	491,026
Royal Dutch Shell PLC, Class B	4,497,187	116,703
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	98,033
Royal Dutch Shell PLC, Class A	3,055,000	80,293
BP PLC	91,777,042	762,001
Eni SpA	28,260,866	657,776
Eni SpA (ADR)	912,492	42,504
Woodside Petroleum Ltd.	7,880,000	300,049
ConocoPhillips	6,657,970	291,020
TOTAL SA	3,036,000	168,372
TOTAL SA (ADR)	600,000	33,390
Husky Energy Inc.	6,520,000	191,729
Enbridge Inc.	3,523,468	136,265
OAO LUKOIL (ADR)	2,240,800	112,040
StatoilHydro ASA	3,500,532	74,855
China National Offshore Oil Corp.	44,764,000	60,190
PetroChina Co. Ltd., Class H	44,418,000	52,789
Spectra Energy Corp	2,783,220	51,100
Chevron Corp.	259,700	18,041
		4,619,382

CONSUMER STAPLES — 5.90%
Philip Morris International Inc.	26,864,100	1,251,867
PepsiCo, Inc.	10,980,000	623,115
Coca-Cola Co.	8,972,000	447,164
Nestlé SA	7,500,000	308,935
Kellogg Co.	5,647,285	268,246
Altria Group, Inc.	15,290,000	268,034
Kraft Foods Inc., Class A	7,831,070	221,932
Diageo PLC	13,135,000	205,742
Reynolds American Inc.	3,480,000	151,415
Sara Lee Corp.	13,955,600	148,488
Kimberly-Clark Corp.	2,500,000	146,125
Clorox Co.	1,685,000	102,802
H.J. Heinz Co.	2,000,000	76,920
ConAgra Foods, Inc.	3,000,000	58,890
Lion Nathan Ltd.	4,431,066	43,233
Imperial Tobacco Group PLC	1,390,000	39,715
SABMiller PLC	1,050,000	24,320
Nestlé India Ltd.	480,000	22,144
Procter & Gamble Co.	390,000	21,649
		4,430,736

HEALTH CARE — 5.13%
Merck & Co., Inc.	28,266,100	848,266
Bayer AG, non-registered shares	7,684,000	471,593
Roche Holding AG	2,721,000	429,417
Johnson & Johnson	6,500,000	395,785
Novartis AG	8,415,000	385,717
Bristol-Myers Squibb Co.	16,450,000	357,623
Pfizer Inc	20,000,000	318,600
Abbott Laboratories	3,320,000	149,367
GlaxoSmithKline PLC	6,792,000	130,319
Orion Oyj, Class B	5,837,194	102,333
Sonic Healthcare Ltd.	7,029,270	68,524
Schering-Plough Corp.	2,246,600	59,557
Takeda Pharmaceutical Co. Ltd.	1,460,000	59,029
Daiichi Sankyo Co., Ltd.	2,650,000	48,116
Oriola-KD Oyj, Class B	4,205,677	19,661
Clínica Baviera, SA2	790,430	7,729
		3,851,636

INDUSTRIALS — 4.52%
Siemens AG	6,126,000	488,958
United Technologies Corp.	4,355,000	237,217
Geberit AG	1,687,000	235,583
Schneider Electric SA	2,434,500	221,171
Macquarie Airports[1]	93,268,737	193,501
FirstGroup PLC[1]	31,300,000	173,268
Singapore Technologies Engineering Ltd.	91,974,000	168,190
Leighton Holdings Ltd.	5,728,928	144,060
Burlington Northern Santa Fe Corp.	1,803,000	141,698
Robert Half International Inc.	4,360,000	108,084
ASSA ABLOY AB, Class B	6,460,000	106,356
CSX Corp.	2,605,000	104,513
Waste Management, Inc.	3,700,000	104,007
Lockheed Martin Corp.	1,235,000	92,329
De La Rue PLC[1]	6,374,619	88,619
AB Volvo, Class B	10,062,000	73,433
Emerson Electric Co.	1,990,000	72,396
General Electric Co.	5,230,000	70,082
Singapore Post Private Ltd.[1]	107,025,000	66,974
Transport International Holdings Ltd.	19,198,000	60,570
Uponor Oyj	3,480,800	47,578
Spirax-Sarco Engineering PLC	3,045,391	46,685
BELIMO Holding AG1	42,250	44,715
Société BIC SA	690,000	41,369
AB SKF, Class B	2,670,000	39,987
Steelcase Inc., Class A	4,440,000	32,501
Jiangsu Expressway Co. Ltd., Class H	36,056,000	31,592
Seco Tools AB, Class B	2,702,640	31,128
Qantas Airways Ltd.	15,052,744	29,097
Hopewell Highway Infrastructure Ltd.	46,145,630	28,225
IMI PLC	3,060,000	17,374
Pfeiffer Vacuum Technology AG, non-registered shares	215,000	15,981
SIA Engineering Co. Ltd.	8,617,000	15,758
Watsco, Inc.	285,000	14,951
Seaspan Corp.	650,000	4,673
		3,392,623

INFORMATION TECHNOLOGY — 4.37%
Taiwan Semiconductor Manufacturing Co. Ltd.	384,615,272	690,666
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,378,949	119,138
Intel Corp.	16,200,000	311,850
HTC Corp.[2]	19,149,500	261,262
Microsoft Corp.	10,231,800	240,652
MediaTek Inc.	15,809,446	227,261
Redecard SA, ordinary nominative	13,737,600	204,659
Delta Electronics, Inc.	71,724,430	185,871
Paychex, Inc.	5,280,000	139,920
Automatic Data Processing, Inc.	3,500,000	130,375
Acer Inc.	59,938,444	126,455
Wincor Nixdorf AG1	2,150,312	115,422
Maxim Integrated Products, Inc.	6,280,000	111,282
Siliconware Precision Industries Co., Ltd.	68,555,300	92,173
Canon, Inc.	2,180,000	81,235
Xilinx, Inc.	3,200,000	69,408
Murata Manufacturing Co., Ltd.	1,187,000	58,141
Halma PLC	15,195,069	48,465
Spectris PLC	2,864,765	26,646
Neopost SA	310,200	26,417
Oakton Ltd.[1]	4,617,960	10,312
Renishaw PLC	655,000	4,430
Lite-On Technology Corp.	13,465	15
		3,282,055

CONSUMER DISCRETIONARY — 3.53%
OPAP SA1	16,421,040	394,372
Daimler AG	7,140,887	330,477
Toyota Motor Corp.	6,110,800	257,385
Johnson Controls, Inc.	9,917,500	256,665
Esprit Holdings Ltd.	34,501,800	249,319
Mattel, Inc.	6,710,000	117,962
Industria de Diseño Textil, SA	1,985,599	106,807
Genuine Parts Co.	2,780,000	98,468
Greene King PLC[1]	13,877,742	97,970
Yue Yuen Industrial (Holdings) Ltd.	31,731,500	86,192
Limited Brands, Inc.	6,250,000	80,875
Kingfisher PLC	18,845,000	66,951
Leggett & Platt, Inc.	3,765,000	65,323
British Sky Broadcasting Group PLC	6,849,000	62,447
McDonald’s Corp.	1,000,000	55,060
Carnival Corp., units	1,500,000	41,985
DSG international PLC	85,412,161	39,223
Kesa Electricals PLC	13,430,200	29,211
Ekornes ASA[1]	1,980,425	28,125
Li & Fung Ltd.	9,530,000	28,100
Intercontinental Hotels Group PLC	2,412,352	27,353
Halfords Group PLC	4,590,000	26,674
Bijou Brigitte modische Accessoires AG	182,900	25,566
Television Broadcasts Ltd.	5,448,000	23,832
USS Co., Ltd.	295,000	18,435
Aristocrat Leisure Ltd.	3,791,027	13,582
Headlam Group PLC	2,938,547	12,660
Fairfax Media Ltd.	10,000,000	12,290
		2,653,309

MATERIALS — 3.10%
Akzo Nobel NV	8,673,000	475,861
Israel Chemicals Ltd.	26,930,907	305,548
Koninklijke DSM NV	8,539,000	305,240
Ambuja Cements Ltd.[1]	98,960,919	224,629
Dow Chemical Co.	7,200,000	152,424
RPM International, Inc.[1]	8,340,000	133,106
Holcim Ltd.[2]	1,985,454	120,686
Fletcher Building Ltd.	21,176,596	100,382
Packaging Corp. of America	5,000,000	98,350
CRH PLC	3,449,857	82,361
OneSteel Ltd.	25,494,000	63,512
Weyerhaeuser Co.	1,500,000	52,560
Worthington Industries, Inc.	3,639,800	48,118
Lafarge Malayan Cement Bhd.	22,590,530	38,507
Stora Enso Oyj, Class R2	6,000,000	38,141
Rautaruukki Oyj	1,431,029	30,962
BlueScope Steel Ltd.	10,875,000	30,536
voestalpine AG	900,000	24,975
China Steel Corp.	3,047,010	2,945
		2,328,843

MISCELLANEOUS — 4.47%
Other common stocks in initial period of acquisition		3,357,583

Total common stocks (cost: $47,789,207,000)		47,251,340

Preferred stocks — 0.77%

FINANCIALS — 0.66%
Santander Finance Preferred S.A., Unipersonal, 6.50%	3,620,000	80,047
Barclays Bank PLC 7.434%[3,4,5]	45,194,000	35,477
Barclays Bank PLC 14.00%[4]	10,395,000	21,698
Barclays Bank PLC 8.55%[4,5]	6,011,000	4,749
Barclays Bank PLC 6.86%[4,5]	4,987,000	3,349
Barclays Bank PLC, Series 1, 6.278% noncumulative[4]	3,200,000	2,128
Barclays Bank PLC 7.375%[4,5]	2,458,000	1,797
PNC Preferred Funding Trust I 6.517%[4,5]	54,100,000	32,045
PNC Preferred Funding Trust III 8.70%[4,5]	32,000,000	27,725
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[4]	83,880,000	54,597
JPMorgan Chase & Co., Series I, 7.90%[4]	44,025,000	41,972
Mizuho Capital Investment (USD) 2 Ltd. 14.95%[4,5]	25,000,000	29,045
BNP Paribas 7.195%[4,5]	28,700,000	21,218
BNP Paribas Capital Trust 9.003% noncumulative trust[4,5]	2,425,000	2,076
QBE Capital Funding II LP 6.797%[4,5]	28,900,000	21,434
Wachovia Capital Trust III 5.80%[4]	21,932,000	14,370
Wells Fargo Capital XV 9.75%[4]	6,760,000	6,884
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	16,001,000	14,081
SMFG Preferred Capital USD 3 Ltd. 9.50%[4,5]	6,519,000	6,997
Public Storage, Inc., Series F, 6.45%	1,000,000	20,600
AXA SA, Series B, 6.379%[4,5]	28,500,000	20,002
Fannie Mae, Series S, 8.25% noncumulative	2,000,000	3,925
Fannie Mae, Series P, 4.50% noncumulative	1,600,000	2,240
Fannie Mae, Series O, 7.00%[4,5]	874,555	2,186
Fannie Mae, Series E, 5.10%	608,441	1,358
Fannie Mae, Series L, 5.125%	570,000	1,169
Société Générale 5.922%[4,5]	12,655,000	8,110
Freddie Mac, Series V, 5.57%[2]	3,485,635	3,703
Freddie Mac, Series Z, 8.375%[2]	2,041,640	2,680
Freddie Mac, Series W, 5.66%[2]	650,000	691
Freddie Mac, Series Y, 6.55%[2]	350,250	364
ILFC E-Capital Trust II 6.25%[4,5]	5,000,000	1,625
ILFC E-Capital Trust I 5.90%[4,5]	4,750,000	1,544
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	4,000,000	1,848
		493,734

U.S. GOVERNMENT AGENCY SECURITIES — 0.08%
CoBank, ACB, Series C, 11.00%[5]	1,120,000	52,810
US AgBank 6.11%[4,5]	13,000,000	4,929
		57,739

UTILITIES — 0.02%
Alabama Power Co. 5.625%	800,000	15,875

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		7,259

Total preferred stocks (cost: $939,107,000)		574,607

Warrants — 0.00%

FINANCIALS — 0.00%
Citigroup Inc., warrants, expire 2019[2,3]	6.923077	—

Total warrants (cost: $0)		—

	Shares or
Convertible securities — 0.27%	principal amount

CONSUMER DISCRETIONARY — 0.06%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	264,000	34,320
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	473,600	13,801
		48,121

UTILITIES — 0.05%
PG&E Corp. 9.50% convertible notes 2010	$14,000,000	37,992

FINANCIALS — 0.03%
Citigroup, Series M, Common Stock Equivalent[2,3]	6.923077	20,849
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred	76,628	1,532
Fannie Mae, Series 2004-1, 5.375% convertible preferred	240	360
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred	1,352,000	1,163
		23,904

MISCELLANEOUS — 0.13%
Other convertible securities in initial period of acquisition		94,053

Total convertible securities (cost: $328,264,000)		204,070

	Principal amount	Value
Bonds & notes — 30.32%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[6] — 10.57%
Fannie Mae 4.89% 2012	$25,000	$26,272
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	30,000	32,223
Fannie Mae 4.00% 2015	12,168	12,565
Fannie Mae 11.00% 2015	413	466
Fannie Mae 7.00% 2016	50	54
Fannie Mae 11.00% 2016	173	198
Fannie Mae 5.00% 2017	124	130
Fannie Mae 5.50% 2024	90,405	94,713
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	8,211	8,763
Fannie Mae 5.00% 2018	20,939	22,084
Fannie Mae 5.00% 2018	1,349	1,423
Fannie Mae 11.00% 2018	365	412
Fannie Mae 4.00% 2019	29,518	30,434
Fannie Mae 4.50% 2019	23,779	24,831
Fannie Mae 4.50% 2019	18,588	19,433
Fannie Mae 4.50% 2019	14,139	14,785
Fannie Mae 5.50% 2019	2,506	2,661
Fannie Mae 4.50% 2020	26,452	27,655
Fannie Mae 4.50% 2020	2,166	2,262
Fannie Mae 5.50% 2020	5,950	6,315
Fannie Mae 11.00% 2020	98	111
Fannie Mae 4.50% 2021	75,357	78,501
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	14,882
Fannie Mae 6.00% 2021	5,778	6,154
Fannie Mae 6.00% 2021	828	883
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	35,606	36,602
Fannie Mae 5.50% 2022	15,721	16,489
Fannie Mae 5.50% 2022	12,081	12,672
Fannie Mae 5.50% 2022	5,118	5,368
Fannie Mae 10.50% 2022	200	230
Fannie Mae 5.00% 2023	17,105	17,790
Fannie Mae 5.00% 2023	14,258	14,829
Fannie Mae 5.00% 2023	12,158	12,645
Fannie Mae 5.00% 2023	11,585	12,049
Fannie Mae 5.00% 2023	10,582	11,006
Fannie Mae 5.00% 2023	9,292	9,675
Fannie Mae 5.50% 2023	36,809	38,648
Fannie Mae 4.00% 2024	238,294	240,928
Fannie Mae 4.00% 2024	99,400	100,467
Fannie Mae 4.00% 2024	79,054	79,903
Fannie Mae 4.00% 2024	49,183	49,727
Fannie Mae 4.00% 2024	49,097	49,639
Fannie Mae 4.00% 2024	48,820	49,344
Fannie Mae 4.00% 2024	48,436	48,971
Fannie Mae 4.00% 2024	45,951	46,459
Fannie Mae 4.00% 2024	44,273	44,763
Fannie Mae 4.00% 2024	38,959	39,390
Fannie Mae 4.00% 2024	29,833	30,163
Fannie Mae 4.00% 2024	10,366	10,481
Fannie Mae 4.00% 2024	9,518	9,620
Fannie Mae 4.00% 2024	8,521	8,615
Fannie Mae 4.50% 2024	71,923	73,954
Fannie Mae 4.50% 2024	50,000	51,412
Fannie Mae 4.50% 2024	49,670	51,059
Fannie Mae 4.50% 2024	47,004	48,319
Fannie Mae 4.50% 2024	45,990	47,226
Fannie Mae 4.50% 2024	45,526	46,800
Fannie Mae 4.50% 2024	27,868	28,655
Fannie Mae 4.50% 2024	20,000	20,522
Fannie Mae 4.50% 2024	17,295	17,784
Fannie Mae 5.50% 2024	28,364	29,772
Fannie Mae 6.00% 2024	27,331	28,817
Fannie Mae 6.00% 2024	566	601
Fannie Mae 6.00% 2026	66,662	70,284
Fannie Mae 6.00% 2026	8,908	9,392
Fannie Mae 6.00% 2027	154,330	162,716
Fannie Mae 6.50% 2027	4,098	4,393
Fannie Mae 6.00% 2028	5,457	5,736
Fannie Mae 6.00% 2028	4,654	4,893
Fannie Mae 6.00% 2028	2,973	3,126
Fannie Mae 6.00% 2028	2,826	2,971
Fannie Mae 5.50% 2029	89,566	93,310
Fannie Mae 7.50% 2029	57	63
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,521	2,690
Fannie Mae 7.50% 2031	184	201
Fannie Mae 7.50% 2031	35	38
Fannie Mae 5.50% 2033	8,014	8,350
Fannie Mae 5.50% 2033	2,968	3,092
Fannie Mae 5.50% 2034	13,881	14,455
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	13,005	13,639
Fannie Mae 5.50% 2035	9,976	10,382
Fannie Mae 6.50% 2035	16,567	17,880
Fannie Mae 7.00% 2035	303	329
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	11,850	9,516
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	8,418	6,980
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,989	1,631
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,777	1,452
Fannie Mae, Series 2006-65, Class PF, 0.565% 2036[4]	12,132	11,984
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	22,555	23,428
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	60,481	63,825
Fannie Mae 6.00% 2036	58,506	61,676
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	52,899	55,766
Fannie Mae 6.00% 2036	44,772	47,198
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	40,051	42,704
Fannie Mae 6.00% 2036	40,073	42,175
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	35,835	37,875
Fannie Mae 6.00% 2036	25,959	27,365
Fannie Mae 6.00% 2036	17,019	17,941
Fannie Mae 6.00% 2036	13,435	14,163
Fannie Mae 6.00% 2036	3,865	4,081
Fannie Mae 7.00% 2036	3,538	3,860
Fannie Mae 7.50% 2036	2,186	2,371
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	71,666	75,341
Fannie Mae 5.274% 2037[4]	7,092	7,428
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	54,129	57,138
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	16,179	16,873
Fannie Mae 5.971% 2037[4]	2,960	3,134
Fannie Mae 6.00% 2037	27,814	29,217
Fannie Mae 6.00% 2037	18,826	19,845
Fannie Mae 6.00% 2037	18,267	19,251
Fannie Mae 6.00% 2037	17,761	18,610
Fannie Mae 6.00% 2039	15,880	16,647
Fannie Mae 6.00% 2037	12,742	13,428
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	8,070	8,518
Fannie Mae 6.00% 2037	3,826	4,009
Fannie Mae 6.405% 2037[4]	3,171	3,363
Fannie Mae 6.50% 2037	57,038	60,746
Fannie Mae 6.50% 2037	38,481	41,074
Fannie Mae 6.50% 2037	32,225	34,517
Fannie Mae 6.50% 2037	24,097	25,720
Fannie Mae 6.50% 2037	21,001	22,416
Fannie Mae 6.50% 2037	20,015	21,438
Fannie Mae 6.50% 2037	16,884	18,021
Fannie Mae 6.50% 2037	14,279	15,294
Fannie Mae 6.50% 2037	14,126	15,078
Fannie Mae 6.50% 2037	6,677	7,152
Fannie Mae 6.50% 2037	5,318	5,676
Fannie Mae 6.50% 2037	3,940	4,205
Fannie Mae 6.50% 2037	3,447	3,692
Fannie Mae 6.50% 2037	2,700	2,892
Fannie Mae 6.50% 2037	2,173	2,328
Fannie Mae 6.50% 2037	1,452	1,550
Fannie Mae 6.666% 2037[4]	2,989	3,170
Fannie Mae 7.00% 2037	53,144	57,688
Fannie Mae 7.00% 2037	52,791	57,619
Fannie Mae 7.00% 2037	21,741	23,600
Fannie Mae 7.00% 2037	11,740	12,744
Fannie Mae 7.00% 2037	10,566	11,374
Fannie Mae 7.00% 2037	6,056	6,574
Fannie Mae 7.00% 2037	4,338	4,709
Fannie Mae 7.00% 2037	3,592	3,899
Fannie Mae 7.00% 2037	2,233	2,424
Fannie Mae 7.00% 2037	1,459	1,584
Fannie Mae 7.00% 2037	1,363	1,479
Fannie Mae 7.00% 2037	1,278	1,387
Fannie Mae 7.00% 2037	1,165	1,265
Fannie Mae 7.00% 2037	981	1,071
Fannie Mae 7.00% 2037	902	979
Fannie Mae 7.00% 2037	743	806
Fannie Mae 7.00% 2037	688	747
Fannie Mae 7.00% 2037	411	448
Fannie Mae 7.50% 2037	10,923	11,848
Fannie Mae 7.50% 2037	5,458	5,964
Fannie Mae 7.50% 2037	3,078	3,339
Fannie Mae 7.50% 2037	2,563	2,760
Fannie Mae 7.50% 2037	2,064	2,238
Fannie Mae 7.50% 2037	620	668
Fannie Mae 7.50% 2037	398	432
Fannie Mae 4.50% 2038	95,843	96,483
Fannie Mae 5.00% 2038	44,184	45,275
Fannie Mae 5.138% 2038[4]	17,653	18,239
Fannie Mae 5.383% 2038[4]	24,793	26,105
Fannie Mae 5.47% 2038[4]	14,591	15,397
Fannie Mae 5.50% 2038	43,011	44,661
Fannie Mae 5.50% 2038	29,071	30,245
Fannie Mae 5.50% 2038	23,828	24,791
Fannie Mae 5.50% 2038	19,227	20,004
Fannie Mae 5.50% 2038	16,851	17,500
Fannie Mae 5.50% 2038	12,676	13,188
Fannie Mae 5.50% 2038	5,536	5,760
Fannie Mae 5.554% 2038[4]	2,554	2,670
Fannie Mae 6.00% 2038	83,671	87,865
Fannie Mae 6.50% 2038	34,060	36,355
Fannie Mae 6.50% 2038	31,617	33,748
Fannie Mae 6.50% 2038	31,299	33,408
Fannie Mae 6.50% 2038	27,682	29,651
Fannie Mae 6.50% 2038	3,559	3,799
Fannie Mae 6.50% 2038	2,863	3,056
Fannie Mae 6.50% 2038	2,044	2,182
Fannie Mae 6.50% 2038	1,339	1,430
Fannie Mae 6.50% 2038	1,016	1,084
Fannie Mae 7.00% 2038	12,031	13,060
Fannie Mae 7.00% 2038	5,186	5,630
Fannie Mae 7.00% 2038	1,701	1,856
Fannie Mae 3.58% 2039[4]	13,875	13,920
Fannie Mae 3.758% 2039[4]	10,018	10,212
Fannie Mae 3.861% 2039[4]	16,125	16,488
Fannie Mae 3.98% 2039[3,4]	9,982	10,275
Fannie Mae 5.125% 2039[4]	8,982	9,427
Fannie Mae 6.50% 2039	75,000	80,215
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	350	378
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	264	294
Fannie Mae 7.00% 2047	4,774	5,167
Freddie Mac 6.00% 2017	268	287
Freddie Mac 4.50% 2018	3,895	4,073
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,532
Freddie Mac 5.50% 2024	17,655	18,474
Freddie Mac 5.50% 2019	7,876	8,349
Freddie Mac, Series 2642, Class BL, 3.50% 2023	8,214	8,270
Freddie Mac, Series 2626, Class NG, 3.50% 2023	4,330	4,366
Freddie Mac 4.50% 2023	44,443	45,658
Freddie Mac 6.00% 2023	9,949	10,579
Freddie Mac, Series 1617, Class PM, 6.50% 2023	3,236	3,498
Freddie Mac 4.50% 2024	29,529	30,335
Freddie Mac 5.00% 2024	37,570	38,985
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	4,617	4,078
Freddie Mac 6.00% 2026	22,197	23,410
Freddie Mac 6.00% 2026	21,388	22,557
Freddie Mac 5.50% 2027	38,793	40,414
Freddie Mac 6.00% 2027	17,273	18,217
Freddie Mac 6.50% 2027	21,381	22,869
Freddie Mac 6.50% 2027	19,395	20,744
Freddie Mac 5.50% 2028	55,176	57,634
Freddie Mac, Series 2153, Class GG, 6.00% 2029	6,112	6,461
Freddie Mac, Series 2122, Class QM, 6.25% 2029	11,928	12,501
Freddie Mac 6.50% 2032	3,372	3,630
Freddie Mac 7.50% 2032	1,487	1,627
Freddie Mac, Series 3061, Class PN, 5.50% 2035	20,011	21,044
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	20,331	18,070
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	12,464	10,018
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	5,289	4,371
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	5,218	4,336
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	4,634	3,831
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	2,935	2,510
Freddie Mac, Series 3156, Class NG, 6.00% 2036	48,150	51,419
Freddie Mac 7.00% 2036	5,455	5,901
Freddie Mac, Series 3286, Class JN, 5.50% 2037	33,738	35,180
Freddie Mac 5.50% 2037	21,874	22,772
Freddie Mac 5.715% 2037[4]	19,293	20,427
Freddie Mac 5.842% 2037[4]	5,516	5,825
Freddie Mac 5.889% 2037[4]	9,792	10,297
Freddie Mac 5.981% 2037[4]	4,253	4,485
Freddie Mac, Series 3271, Class OA, 6.00% 2037	32,345	34,572
Freddie Mac 6.00% 2037	583	613
Freddie Mac 6.265% 2037[4]	8,359	8,828
Freddie Mac 6.50% 2037	42,657	45,398
Freddie Mac 6.50% 2037	34,025	36,211
Freddie Mac 6.50% 2037	16,192	17,233
Freddie Mac 7.00% 2037	5,932	6,417
Freddie Mac 5.00% 2039	86,185	88,138
Freddie Mac 5.00% 2038	24,930	25,560
Freddie Mac 5.00% 2038	17,137	17,547
Freddie Mac 5.00% 2038	16,039	16,445
Freddie Mac 5.00% 2038	15,134	15,517
Freddie Mac 5.00% 2038	15,118	15,501
Freddie Mac 5.00% 2038	7,053	7,232
Freddie Mac 5.00% 2038	5,173	5,304
Freddie Mac 5.00% 2038	3,317	3,401
Freddie Mac 5.00% 2038	2,915	2,989
Freddie Mac 5.00% 2038	2,577	2,646
Freddie Mac 5.00% 2038	1,430	1,466
Freddie Mac 5.00% 2038	71	73
Freddie Mac 5.054% 2038[4]	9,427	9,793
Freddie Mac 5.50% 2039	74,495	77,160
Freddie Mac 5.575% 2038[4]	12,227	12,869
Freddie Mac 5.932% 2038[4]	17,712	18,635
Freddie Mac 6.50% 2047	11,031	11,719
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	9,043	7,238
Government National Mortgage Assn. 6.00% 2035	3,667	3,873
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	11,083	9,399
Government National Mortgage Assn. 6.00% 2038	73,339	77,192
Government National Mortgage Assn. 6.00% 2038	54,379	57,236
Government National Mortgage Assn. 6.50% 2038	27,270	29,031
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[3]	20,282	20,979
Government National Mortgage Assn. 5.816% 2058[3]	12,573	13,075
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	1,473	1,532
Government National Mortgage Assn. 6.172% 2058[3]	1,981	2,060
Government National Mortgage Assn. 6.205% 2058[3]	5,681	5,909
Government National Mortgage Assn. 6.22% 2058[3]	3,203	3,373
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	4,991	5,129
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.856% 2035[4,5]	5,050	4,036
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	9,665	9,675
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	3,330	3,135
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[4]	5,000	3,314
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	6,312	6,384
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	17,216	17,208
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	26,755
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[4]	14,840	13,324
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.28% 2043[4]	7,200	6,951
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.321% 2043[4]	16,830	11,502
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[4]	15,000	13,019
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[4]	18,000	15,940
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	36,175	36,177
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,630	17,743
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	718	689
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	400	340
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	558	526
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,873	1,572
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.55% 2034[4]	3,774	3,174
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	2,438	2,499
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	7,815	8,110
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	41,667	42,942
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[4,5]	1,435	854
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	3,403	3,438
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,907	5,116
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	26,731	26,757
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	10,552
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	5,000	5,182
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 2038[4]	14,535	13,630
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.551% 2039[4]	18,000	17,982
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[4]	37,500	36,158
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.999% 2035[4]	9,500	6,702
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.665% 2036[4]	13,524	7,996
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.874% 2036[4]	11,054	5,976
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.879% 2036[4]	17,557	10,907
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.884% 2036[4]	41,980	26,769
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	45,215	29,149
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.825% 2037[4]	40,456	23,382
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.88% 2037[4]	20,618	11,783
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.901% 2047[4]	52,709	32,925
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.141% 2034[4]	3,010	2,733
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.037% 2036[4]	4,217	2,912
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.324% 2037[4]	9,495	7,237
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.798% 2037[4]	58,304	32,736
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.808% 2037[4]	55,375	41,293
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.846% 2037[4]	36,756	24,121
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.01% 2034[4]	2,710	1,897
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.493% 2035[4]	28,865	17,629
CHL Mortgage Pass-Through Trust, Series 2007-14, Class A-19, 6.00% 2037	27,338	18,990
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.175% 2037[4]	21,039	14,657
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.92% 2047[4]	34,883	23,201
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.075% 2047[4]	19,978	13,292
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	20,066	20,699
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	9,672	10,023
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	25,040	25,184
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[4]	3,500	3,200
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 2045[4]	21,700	20,108
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.711% 2045[4]	4,955	4,630
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	5,808	5,829
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	20,000	19,188
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[4]	30,000	29,085
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,070
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.674% 2034[4]	15,498	12,985
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	4,514	4,198
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.322% 2035[4]	28,625	14,507
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	18,855	13,569
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.964% 2036[4]	25,006	13,504
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.418% 2037[4]	24,050	10,751
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	6,253	5,309
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	21,892	17,758
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	16,933	15,278
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	4,025	3,093
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	6,378	4,588
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,337	3,732
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,830	1,427
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	5,000	3,015
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.904% 2047[4]	28,023	15,171
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	1,347	1,357
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	22,891
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	8,883	8,905
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	9,830	9,940
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,983
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,5]	22,000	21,780
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[3,5]	17,320	16,974
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[5]	16,500	16,130
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[5]	2,000	1,953
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.578% 2034[4]	3,603	2,501
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.07% 2034[4]	4,049	3,403
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.039% 2035[4]	26,033	17,429
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	50,000	29,140
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.749% 2036[4]	4,270	2,852
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	37,325	37,391
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 2045[4]	17,000	16,265
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	24,634	18,467
Residential Asset Securitization Trust, Series 2006-A6, Class 1-A-11, 0.685% 2036[4]	16,263	6,661
Residential Asset Securitization Trust, Series 2007-A6, Class 1-A-2, 6.00% 2037	43,221	24,244
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	6,492	6,498
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.207% 2042[4]	24,000	24,221
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[4]	5,000	5,105
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.775% 2042[4]	20,105	13,362
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[5]	27,000	25,189
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[5]	10,000	9,375
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[5]	15,000	13,916
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.065% 2037[4]	33,485	15,950
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	44,281	29,879
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.625% 2036[4]	51,988	33,046
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.922% 2036[4]	24,505	12,776
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	3,975	3,934
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	5,000	5,000
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[4]	38,142	33,908
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.405% 2046[4]	44,695	41,643
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[5]	13,620	13,393
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[5]	20,000	19,298
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 2036[3,5]	3,380	3,312
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.884% 2017[4,5]	9,844	9,692
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.836% 2018[4]	6,394	6,261
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.91% 2019[4,5]	9,848	9,766
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.909% 2033[4]	9,289	9,203
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.078% 2036[4]	64,043	33,947
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 3.811% 2035[4]	10,000	7,550
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.63% 2036[4]	11,979	7,513
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.715% 2036[4]	24,041	17,490
Bank of America 5.50% 2012[5]	30,000	30,726
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 5.225% 2034[4]	11,790	9,595
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.557% 2035[4]	21,532	14,592
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.604% 2037[4]	10,526	5,290
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	29,270
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	28,999	24,292
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	101	73
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.941% 2036[4]	4,210	2,088
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.23% 2036[4]	3,497	1,779
ChaseFlex Trust, Series 2007-2, Class A-1, 0.565% 2037[4]	8,261	4,169
ChaseFlex Trust, Series 2007-3, Class 2-A1, 0.585% 2037[4]	37,003	23,450
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.748% 2035[4]	16,073	10,032
Bear Stearns ALT-A Trust, Series 2006-6, Class II-A-1, 5.862% 2036[4]	33,575	17,098
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	17,973	18,134
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	3,844	3,879
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[4]	5,065	4,590
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	33,563	26,123
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,273	2,285
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	23,500	23,505
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	23,562	24,441
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	672	622
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,449	1,280
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	7,179	5,823
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	7,079	5,657
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	6,596	4,755
MASTR Alternative Loan Trust, Series 2006-2, Class 2-A-3, 0.635% 2036[4]	15,140	5,966
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[5]	7,750	7,794
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[5]	13,900	13,984
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)[4]	25,000	19,672
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.666% 2018[4,5]	8,000	7,973
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 2018[5]	10,000	10,750
Northern Rock PLC 5.625% 2017[5]	20,000	17,074
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,192	2,228
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	13,976	13,865
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.166% 2035[4]	14,623	13,235
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.73% 2036[4]	4,000	2,387
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[5]	15,000	15,070
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	15,000	14,963
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 0.846% 2016[4,5]	8,000	7,947
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	2,238	2,359
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	4,577	4,572
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[5]	10,000	10,693
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.209% 2036[4]	21,102	10,599
GSR Mortgage Loan Trust, Series 2005-9F, Class 1A-2, 0.785% 2035[4]	8,438	4,896
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.915% 2035[4]	6,557	5,043
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	10,766	8,615
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,137	786
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	8,051
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 2045[4]	12,192	7,811
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	2,919	2,994
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	4,562	4,761
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	2,114	2,133
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	2,895
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[4]	2,500	2,415
Banc of America Funding Trust, Series 2007-3, Class X-A-1, 5.50% 2034	10,042	6,997
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.455% 2037[4]	13,308	6,279
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	8,052	5,714
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,306
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.752% 2046[4]	5,758	4,490
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	3,649	3,824
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 4.808% 2036[4]	2,947	1,485
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	1,411	1,412
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.20% 2034[4,5]	2,000	1,356
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.428% 2027[4,5]	1,188	857
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 4.687% 2034[4]	308	261
		7,936,522

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 6.79%
U.S. Treasury 6.00% 2009	75,000	75,143
U.S. Treasury 1.25% 2010	20,000	20,141
U.S. Treasury 2.00% 2010	25,000	25,412
U.S. Treasury 4.50% 2010	75,000	78,647
U.S. Treasury 5.75% 2010	100,000	105,383
U.S. Treasury 6.50% 2010	200,000	206,594
U.S. Treasury 0.875% 2011	50,000	49,909
U.S. Treasury 1.125% 2011	20,000	19,910
U.S. Treasury 4.625% 2011	55,000	58,899
U.S. Treasury 4.875% 2011	55,000	58,689
U.S. Treasury 4.875% 2011	10,000	10,739
U.S. Treasury 5.00% 2011	75,000	79,761
U.S. Treasury 5.125% 2011	50,000	53,804
U.S. Treasury 1.375% 2012	50,000	49,804
U.S. Treasury 4.875% 2012	93,000	101,788
U.S. Treasury 3.125% 2013	45,000	46,703
U.S. Treasury 3.375% 2013	60,000	63,010
U.S. Treasury 3.375% 2013	40,000	41,994
U.S. Treasury 4.25% 2013	148,000	160,314
U.S. Treasury 1.75% 2014	2,000	1,941
U.S. Treasury 1.875% 2014	50,000	48,699
U.S. Treasury 1.875% 2014	25,000	24,447
U.S. Treasury 2.25% 2014	391,000	386,691
U.S. Treasury 4.25% 2014	25,000	27,042
U.S. Treasury 11.75% 2014	50,000	51,617
U.S. Treasury 12.50% 2014	80,000	80,325
U.S. Treasury 4.25% 2015	80,000	86,038
U.S. Treasury 9.875% 2015	10,000	13,991
U.S. Treasury 11.25% 2015	40,000	57,598
U.S. Treasury 2.375% 2016	240,500	230,250
U.S. Treasury 2.625% 2016	60,000	58,444
U.S. Treasury 3.25% 2016	217,600	219,249
U.S. Treasury 3.25% 2016	20,000	20,184
U.S. Treasury 7.50% 2016	250,000	319,375
U.S. Treasury 9.25% 2016	200,000	274,296
U.S. Treasury 4.625% 2017	40,000	43,731
U.S. Treasury 8.875% 2017	10,000	13,841
U.S. Treasury 3.75% 2018	349,950	357,043
U.S. Treasury 4.00% 2018	15,000	15,608
U.S. Treasury 2.75% 2019	109,500	102,879
U.S. Treasury 3.125% 2019	108,300	104,941
U.S. Treasury Principal Strip 0% 2039	27,000	7,351
Fannie Mae 6.625% 2010	11,000	11,828
Fannie Mae 5.00% 2011	19,815	21,385
Fannie Mae 6.00% 2011	140,000	151,934
Fannie Mae 2.00% 2012	20,000	20,261
Fannie Mae 6.125% 2012	164,000	182,963
Fannie Mae 4.375% 2013	25,000	26,973
Fannie Mae 2.50% 2014	30,000	29,699
Fannie Mae 2.75% 2014	20,000	20,093
Federal Home Loan Bank 2.25% 2012	25,000	25,387
Federal Home Loan Bank 4.50% 2012	50,000	54,061
Federal Home Loan Bank 3.625% 2013	90,000	93,790
Federal Home Loan Bank 5.25% 2014	25,000	27,714
Federal Home Loan Bank 5.50% 2014	25,000	28,009
Federal Home Loan Bank 5.375% 2016	25,000	27,824
Freddie Mac 6.625% 2009	20,000	20,150
Freddie Mac 2.875% 2010	50,000	51,387
Freddie Mac 5.125% 2010	4,000	4,193
Freddie Mac 6.875% 2010	5,000	5,351
Freddie Mac 1.75% 2012	22,500	22,488
Freddie Mac 5.75% 2012	75,000	82,724
Federal Agricultural Mortgage Corp. 4.875% 2011[5]	30,000	31,781
Federal Agricultural Mortgage Corp. 5.50% 2011[5]	37,300	39,960
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	45,000	45,033
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.829% 2012[4]	25,000	25,311
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,000	15,592
CoBank ACB 7.875% 2018[5]	18,660	17,943
CoBank ACB 1.229% 2022[4,5]	28,690	19,606
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	19,983
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	9,980
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	21,850	21,935
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	18,335	18,453
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,210
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.854% 2012[4]	15,000	15,159
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	14,000	14,377
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	10,000	10,117
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	10,000	10,115
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,051
		5,101,045

FINANCIALS — 3.11%
Simon Property Group, LP 4.60% 2010	7,300	7,440
Simon Property Group, LP 4.875% 2010	5,000	5,043
Simon Property Group, LP 4.875% 2010	2,500	2,562
Simon Property Group, LP 5.375% 2011	2,000	2,053
Simon Property Group, LP 5.60% 2011	24,750	25,611
Simon Property Group, LP 5.00% 2012	14,000	14,179
Simon Property Group, LP 5.75% 2012	15,650	15,971
Simon Property Group, LP 6.75% 2014	20,000	20,709
Simon Property Group, LP 5.25% 2016	19,875	18,119
Simon Property Group, LP 6.10% 2016	4,860	4,659
Simon Property Group, LP 5.875% 2017	5,910	5,561
Simon Property Group, LP 6.125% 2018	10,685	10,120
Simon Property Group, LP 10.35% 2019	33,940	40,663
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	44,725	44,382
Westfield Group 5.40% 2012[5]	16,040	16,134
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	26,785	24,671
Westfield Group 7.50% 2014[5]	9,180	9,370
Westfield Group 5.70% 2016[5]	26,025	23,496
Westfield Group 7.125% 2018[5]	30,440	29,572
SLM Corp., Series A, 4.50% 2010	21,000	19,123
SLM Corp., Series A, 0.734% 2011[4]	1,100	840
SLM Corp., Series A, 5.40% 2011	20,000	16,741
SLM Corp., Series A, 5.125% 2012	7,333	5,515
SLM Corp., Series A, 5.00% 2013	11,397	8,014
SLM Corp., Series A, 5.375% 2013	43,712	31,585
SLM Corp., Series A, 5.05% 2014	337	234
SLM Corp., Series A, 5.375% 2014	200	149
SLM Corp., Series A, 5.00% 2015	20,344	14,075
SLM Corp., Series A, 5.00% 2018	3,302	1,955
SLM Corp., Series A, 8.45% 2018	35,475	28,421
SLM Corp., Series A, 5.625% 2033	383	198
Capital One Financial Corp. 5.70% 2011	15,000	15,526
Capital One Financial Corp. 6.25% 2013	5,760	5,796
Capital One Bank 6.50% 2013	13,477	13,614
Capital One Financial Corp. 7.375% 2014	7,500	8,139
Capital One Financial Corp. 5.50% 2015	1,425	1,385
Capital One Financial Corp. 6.15% 2016	4,348	3,892
Capital One Financial Corp. 6.75% 2017	5,465	5,404
Capital One Capital III 7.686% 2036[4]	64,699	51,112
Capital One Capital IV 6.745% 2037[4]	14,818	10,695
Countrywide Home Loans, Inc., Series M, 4.125% 2009	4,779	4,791
Countrywide Financial Corp., Series A, 4.50% 2010	7,945	8,014
Countrywide Financial Corp., Series B, 5.80% 2012	61,565	63,230
Bank of America Corp. 5.30% 2017	3,450	3,147
Bank of America Corp. 5.75% 2017	10,000	9,617
Bank of America Corp. 5.65% 2018	7,500	7,166
Merrill Lynch & Co., Inc. 6.875% 2018	10,000	10,096
JPMorgan Chase & Co. 4.891% 2015[4]	45,190	39,718
JPMorgan Chase Bank NA 6.00% 2017	28,500	29,661
JPMorgan Chase Capital XX, Series T, 6.55% 2066[4]	25,000	21,386
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[4]	15,000	12,687
ProLogis 5.50% 2012	2,250	2,127
ProLogis 5.50% 2013	3,700	3,447
ProLogis 5.625% 2015	1,565	1,336
ProLogis 5.625% 2016	25,401	21,649
ProLogis 5.75% 2016	11,245	9,715
ProLogis 6.625% 2018	58,870	50,086
Wells Fargo Bank, National Assn. 4.75% 2015	62,800	60,597
Wells Fargo Capital XIII 7.70% (undated)[4]	3,055	2,660
Wells Fargo & Co. 7.98% (undated)[4]	26,849	23,259
Goldman Sachs Group, Inc. 3.625% 2012	8,325	8,478
Goldman Sachs Group, Inc. 6.25% 2017	450	483
Goldman Sachs Group, Inc. 5.95% 2018	10,003	10,557
Goldman Sachs Group, Inc. 6.15% 2018	49,777	53,280
Goldman Sachs Group, Inc. 7.50% 2019	11,060	12,956
American Express Credit Corp., Series B, 5.00% 2010	9,000	9,164
American Express Centurion Bank 5.55% 2012	20,000	20,444
American Express Co. 6.15% 2017	27,330	26,956
American Express Co. 7.00% 2018	5,337	5,487
American Express Co. 6.80% 2066[4]	8,368	6,116
Monumental Global Funding 5.50% 2013[5]	23,915	23,223
Monumental Global Funding III 0.709% 2014[4,5]	24,860	19,600
Monumental Global Funding III 5.25% 2014[5]	22,000	20,831
Liberty Mutual Group Inc. 5.75% 2014[5]	19,000	16,056
Liberty Mutual Group Inc. 6.70% 2016[5]	1,250	1,087
Liberty Mutual Group Inc. 6.50% 2035[5]	11,200	7,929
Liberty Mutual Group Inc. 7.50% 2036[5]	38,050	27,848
Liberty Mutual Group Inc., Series C, 10.75% 2088[4,5]	11,330	9,564
Citigroup Inc. 6.50% 2013	39,250	40,031
Citigroup Inc. 6.125% 2017	22,275	20,517
Sovereign Bancorp, Inc. 0.842% 2010[4]	4,150	4,124
Santander Issuances, SA Unipersonal 0.969% 2016[4,5]	7,600	6,364
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	19,100	15,286
Sovereign Bancorp, Inc. 8.75% 2018	27,160	29,219
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	2,100	1,756
CNA Financial Corp. 6.00% 2011	20,000	19,415
CNA Financial Corp. 5.85% 2014	42,000	36,204
Prudential Financial, Inc., Series D, 5.10% 2011	9,785	9,735
Prudential Financial, Inc., Series D, 5.15% 2013	9,000	8,904
Prudential Financial, Inc., Series B, 4.75% 2014	8,873	8,453
Prudential Holdings, LLC, Series C, 8.695% 2023[5,6]	15,000	14,405
Prudential Financial, Inc. 8.875% 2068[4]	15,000	13,489
UniCredito Italiano SpA 5.584% 2017[4,5]	32,900	28,546
UniCredito Italiano SpA 6.00% 2017[5]	19,823	17,433
HVB Funding Trust I 8.741% 2031[5]	1,555	1,081
HVB Funding Trust III 9.00% 2031[5]	852	592
UniCredito Italiano Capital Trust II 9.20% (undated)[4,5]	10,000	6,619
ERP Operating LP 5.50% 2012	2,500	2,540
ERP Operating LP 6.625% 2012	8,000	8,265
ERP Operating LP 6.584% 2015	11,080	10,872
ERP Operating LP 5.125% 2016	10,565	9,766
ERP Operating LP 5.75% 2017	21,315	20,408
PNC Funding Corp. 5.40% 2014	25,000	25,822
PNC Bank NA 6.875% 2018	5,200	5,622
National City Preferred Capital Trust I 12.00% (undated)[4]	8,400	8,820
Developers Diversified Realty Corp. 4.625% 2010	1,485	1,435
Developers Diversified Realty Corp. 5.00% 2010	22,500	21,731
Developers Diversified Realty Corp. 5.375% 2012	16,010	13,659
Developers Diversified Realty Corp. 5.50% 2015	2,515	1,822
Metropolitan Life Global Funding I, 5.125% 2013[5]	4,305	4,393
MetLife Global Funding 5.125% 2014[5]	15,000	15,083
MetLife Capital Trust X 9.25% 2068[4,5]	19,000	18,308
New York Life Global Funding 4.625% 2010[5]	5,000	5,093
New York Life Global Funding 5.25% 2012[5]	25,000	26,496
New York Life Global Funding 4.65% 2013[5]	4,000	4,108
ACE INA Holdings Inc. 5.875% 2014	7,500	8,000
ACE INA Holdings Inc. 5.70% 2017	3,825	3,984
ACE INA Holdings Inc. 5.80% 2018	11,000	11,560
ACE Capital Trust II 9.70% 2030	12,210	11,702
Barclays Bank PLC 5.20% 2014	18,685	19,399
Barclays Bank PLC 6.05% 2017[5]	16,620	15,542
Kimco Realty Corp., Series C, 4.82% 2011	10,000	9,767
Kimco Realty Corp. 6.00% 2012	4,062	3,883
Kimco Realty Corp., Series C, 4.82% 2014	3,068	2,705
Kimco Realty Corp., Series C, 5.783% 2016	9,597	8,310
Kimco Realty Corp. 5.70% 2017	10,500	8,875
Morgan Stanley 6.00% 2014	15,000	16,027
Morgan Stanley, Series F, 6.00% 2015	11,475	11,894
Morgan Stanley, Series F, 5.95% 2017	5,375	5,544
CIT Group Inc., Series A, 0.974% 2009[4]	3,740	2,922
CIT Group Inc. 5.20% 2010	20,000	11,543
CIT Group Inc. 5.60% 2011	15,000	8,452
CIT Group Inc. 1.17% 2012[4]	8,920	4,775
CIT Group Inc. 7.75% 2012	3,717	2,044
CIT Group Inc. 12.00% 2018[5]	8,655	1,168
CIT Group Inc. 6.10% 2067[4]	22,025	1,542
Lehman Brothers Holdings Inc., Series I, 2.951% 2010[4,7]	10,000	1,750
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[4,7]	13,805	2,416
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[7]	60,920	10,813
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[7]	73,610	13,066
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[7]	3,660	650
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[7]	14,465	2,640
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,500	16,242
Allstate Corp., Series B, 6.125% 2067[4]	18,350	14,496
Société Générale 5.75% 2016[5]	31,625	29,895
Hospitality Properties Trust 6.85% 2012	2,000	1,873
Hospitality Properties Trust 6.75% 2013	14,925	13,914
Hospitality Properties Trust 5.125% 2015	5,175	4,187
Hospitality Properties Trust 6.30% 2016	1,250	1,015
Hospitality Properties Trust 6.70% 2018	8,800	7,151
SunTrust Banks, Inc. 7.25% 2018	28,100	28,140
Standard Chartered PLC 5.50% 2014[5]	4,000	4,160
Standard Chartered Bank 6.40% 2017[5]	25,531	23,010
International Lease Finance Corp. 5.00% 2010	4,560	4,102
International Lease Finance Corp. 5.00% 2012	10,000	7,107
International Lease Finance Corp., Series R, 5.40% 2012	2,000	1,472
American General Finance Corp., Series J, 6.50% 2017	15,000	8,676
American General Finance Corp., Series J, 6.90% 2017	10,000	5,788
Northern Trust Corp. 5.50% 2013	5,450	5,903
Northern Trust Corp. 4.625% 2014	8,475	8,968
Northern Trust Corp. 5.85% 2017[8]	10,150	10,643
Plum Creek Timberlands, LP 5.875% 2015	26,000	23,279
Resona Bank, Ltd. 5.85% (undated)[4,5]	25,000	20,026
Charles Schwab Corp., Series A, 6.375% 2017	16,650	18,029
Schwab Capital Trust I 7.50% 2037[4]	1,795	1,546
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	17,941
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	20,000	17,000
Principal Life Global Funding I 4.40% 2010[5]	10,000	9,929
Principal Life Insurance Co. 6.25% 2012[5]	5,000	5,105
Scotland International Finance No. 2 BV 4.25% 2013[5]	70	59
HBOS PLC 6.75% 2018[5]	11,000	8,464
HBOS PLC 6.00% 2033[5]	8,175	5,428
Jackson National Life Global 5.375% 2013[5]	12,925	12,773
Berkshire Hathaway Finance Corp. 4.60% 2013	12,000	12,527
Lincoln National Corp. 7.00% 2066[4]	17,295	11,501
Fifth Third Capital Trust IV 6.50% 2067[4]	18,000	10,890
Brandywine Operating Partnership, LP 5.75% 2012	7,505	6,859
Brandywine Operating Partnership, LP 5.40% 2014	3,955	3,224
Nationwide Financial Services, Inc. 6.75% 2067[4]	10,000	6,371
Catlin Insurance Ltd. 7.249% (undated)[4,5]	11,500	6,102
Chubb Corp. 6.375% 2067[4]	7,500	6,084
Royal Bank of Scotland Group PLC 5.00% 2014	3,657	3,089
Royal Bank of Scotland Group PLC 5.05% 2015	2,150	1,699
ING Security Life Institutional Funding 0.699% 2010[4,5]	4,000	4,004
TIAA Global Markets 4.95% 2013[5]	3,225	3,387
Paribas, New York Branch 6.95% 2013	2,700	2,735
BNP Paribas 4.80% 2015[5]	255	222
BNP Paribas 5.125% 2015[5]	405	381
Credit Suisse Group AG 5.50% 2014	3,000	3,194
Discover Financial Services 6.45% 2017	2,449	2,053
UnumProvident Finance Co. PLC 6.85% 2015[5]	1,885	1,560
Northern Rock PLC 5.60% (undated)[3,4,5]	5,095	510
Northern Rock PLC 6.594% (undated)[3,4,5]	5,635	563
Federal Realty Investment Trust 8.75% 2009	1,000	1,014
Nationwide Mutual Insurance 5.81% 2024[4,5]	1,165	732
		2,339,587

ASSET-BACKED OBLIGATIONS[6] — 1.87%
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	6,783	6,832
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	15,589	15,757
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	20,276
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 0.384% 2014[4]	30,000	24,834
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	58,000	56,105
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	27,000	24,450
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	5,000	5,017
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	14,622	14,640
Triad Automobile Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.52% 2012	49,000	49,519
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	16,626	16,702
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	25,000	24,808
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[5]	1,116	1,108
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[5]	4,126	4,078
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[5]	5,646	5,557
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[5]	9,190	9,285
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[5]	19,610	19,711
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[5]	15,000	14,835
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[5]	18,000	18,415
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[5]	14,517	14,552
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[5]	10,866	11,005
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[5]	44,000	43,944
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	1,809	1,818
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	16,020	16,146
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	35,000	35,605
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	30,293	31,677
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	21,402
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[5]	31,500	32,670
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.338% 2015[4,5]	15,000	14,614
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 0.298% 2012[4]	39,006	38,275
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.318% 2014[4]	5,750	5,132
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[5]	19,061	19,635
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[5]	3,952	3,963
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[5]	19,081	19,268
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	1,708	1,711
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	1,831	1,837
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	10,340	10,410
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	20,000	19,982
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034[4]	16,000	7,660
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035[4]	25,538	14,219
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035[4]	5,331	1,864
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[4]	4,670	1,422
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-2, MBIA insured, 5.89% 2037[4]	14,830	8,517
MBNA Credit Card Master Note Trust, Series 2005-2, Class B, 0.468% 2012[4]	15,000	14,399
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[5]	10,000	9,814
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.438% 2014[4]	3,249	3,166
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,440	3,320
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[5]	37,360	28,392
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	18,275	18,558
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	9,500	9,825
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[4,5]	27,603	27,793
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	26,000	26,880
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	25,000	25,911
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	23,498	24,015
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	23,000	23,879
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	22,000	22,968
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	22,000	22,569
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[5]	43,880	21,952
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	21,945
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, FGIC insured, 0.525% 2035[4]	42,020	19,845
Chase Issuance Trust, Series 2007-A9, Class A, 0.318% 2014[4]	20,000	19,465
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,970	17,822
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.419% 2013[4]	19,114	17,585
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	16,776	17,131
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[5]	15,150	14,908
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	5,063	5,178
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	9,000	9,557
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	8,526
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	6,161
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[5]	15,000	14,376
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	14,251	13,948
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[5]	13,560	13,646
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	13,001	13,260
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[4]	23,000	12,990
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	12,000	12,355
Home Equity Asset Trust, Series 2004-7, Class M-2, 0.945% 2035[4]	20,000	12,308
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	12,000	12,155
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,125	5,809
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034[4]	9,624	4,084
CWHEQ Home Equity Loan Trust, Series 2006-S9, Class A-1, MBIA insured, 0.385% 2036[4]	2,049	1,693
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	14,198	10,548
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.445% 2037[4]	17,634	10,535
Structured Asset Securities Corp., Series 2002-23XS, Class A7, 6.58% 2032[4]	4,627	3,924
Structured Asset Securities Corp., Series 2005-S6, Class A2, 0.575% 2035[4]	7,540	3,020
Structured Asset Securities Corp., Series 2005-S7, Class A2, 0.585% 2035[4,5]	13,803	3,336
John Deere Owner Trust, Series 2008, Class A-3, 4.18% 2012	10,000	10,226
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 0.548% 2013[4]	5,150	5,064
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 0.888% 2013[4]	5,000	4,801
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	9,375
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014	10,000	9,213
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	7,766	6,725
RAMP Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034	6,000	1,996
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[4]	20,000	8,439
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[4,5]	11,525	7,647
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.608% 2034[4]	18,346	5,856
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	3,484	3,478
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	3,000	2,159
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 2.538% 2016[4]	7,000	5,318
GMACM Home Loan Trust, Series 2006-HLTV1, Class A-5, FGIC insured, 6.01% 2029[4]	16,901	4,102
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034[4]	5,621	4,058
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[5]	4,630	3,616
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.588% 2019[3,4,5]	3,966	2,895
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.438% 2037[4]	11,179	2,706
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	2,098	2,202
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[4]	21,905	1,994
SACO I Trust, Series 2006-12, Class I-A, 0.425% 2036[4]	10,448	1,795
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	1,744	1,462
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.085% 2034[4]	1,545	885
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.185% 2034[4]	1,233	415
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[4]	1,201	791
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	466	464
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 1.125% 2033[4]	130	80
		1,406,570

CONSUMER DISCRETIONARY — 1.26%
Time Warner Inc. 5.50% 2011	11,075	11,742
AOL Time Warner Inc. 6.75% 2011	6,310	6,730
AOL Time Warner Inc. 6.875% 2012	13,000	14,198
Time Warner Companies, Inc. 9.125% 2013	10,000	11,587
Time Warner Inc. 5.875% 2016	56,600	59,494
Time Warner Companies, Inc. 7.25% 2017	2,500	2,755
AOL Time Warner Inc. 7.625% 2031	5,000	5,438
Time Warner Inc. 6.50% 2036	19,300	19,438
Comcast Corp. 5.45% 2010	9,500	9,895
Comcast Corp. 5.50% 2011	635	668
Comcast Cable Communications, Inc. 6.75% 2011	22,005	23,443
Comcast Corp. 5.85% 2015	31,000	33,645
Comcast Corp. 6.30% 2017	21,375	23,579
Comcast Corp. 5.875% 2018	9,250	9,955
Comcast Corp. 6.40% 2038	11,810	12,668
Cox Communications, Inc. 4.625% 2010	7,666	7,742
Cox Communications, Inc. 7.125% 2012	7,335	8,156
Cox Communications, Inc. 4.625% 2013	5,495	5,649
Cox Communications, Inc. 5.45% 2014	15,880	16,768
Cox Communications, Inc. 9.375% 2019[5]	4,000	5,121
Cox Communications, Inc. 8.375% 2039[5]	40,850	51,205
Staples, Inc. 7.75% 2011	1,405	1,496
Staples, Inc. 9.75% 2014	72,826	85,396
Time Warner Cable Inc. 5.40% 2012	8,000	8,548
Time Warner Cable Inc. 6.20% 2013	6,000	6,521
Time Warner Cable Inc. 7.50% 2014	23,775	27,131
Time Warner Cable Inc. 8.25% 2014	2,000	2,323
Time Warner Cable Inc. 8.25% 2019	19,000	23,117
Time Warner Cable Inc. 8.75% 2019	14,985	18,626
DaimlerChrysler North America Holding Corp. 7.20% 2009	17,922	17,971
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	10,353
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,455	6,659
DaimlerChrysler North America Holding Corp. 5.875% 2011	28,800	29,708
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,950	3,116
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,145	4,442
News America Holdings Inc. 9.25% 2013	5,200	6,071
News America Inc. 5.30% 2014	5,000	5,203
News America Holdings Inc. 8.00% 2016	2,000	2,287
News America Inc. 7.25% 2018	4,250	4,785
News America Holdings Inc. 8.25% 2018	5,000	5,956
News America Inc. 6.90% 2019[5]	27,125	30,769
News America Inc. 6.65% 2037	14,600	15,180
Thomson Corp. 6.20% 2012	14,000	15,052
Thomson Reuters Corp. 5.95% 2013	17,620	19,039
Thomson Reuters Corp. 6.50% 2018	11,780	13,027
Target Corp. 6.00% 2018	35,000	38,202
J.C. Penney Co., Inc. 8.00% 2010	32,939	33,347
Walt Disney Co. 4.70% 2012	25,000	27,046
Walt Disney Co. 5.625% 2016	5,000	5,502
Marriott International, Inc., Series J, 5.625% 2013	19,665	19,672
Marriott International, Inc., Series I, 6.375% 2017	12,750	12,220
Nordstrom, Inc. 6.75% 2014	14,185	15,276
Ford Motor Credit Co. 7.375% 2011	15,000	14,468
MDC Holdings, Inc. 5.375% 2014	15,000	14,212
Viacom Inc. 5.75% 2011	13,500	14,110
Home Depot, Inc. 5.25% 2013	12,875	13,442
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,775
Lowe’s Companies, Inc., Series B, 7.11% 2037	5,000	5,771
TJX Companies, Inc. 4.20% 2015	9,350	9,540
Kohl’s Corp. 6.00% 2033	6,902	6,517
WPP Finance (UK) 8.00% 2014	6,000	6,403
Delphi Automotive Systems Corp. 6.50% 2009[7]	1,200	7
		944,162

ENERGY — 1.20%
Kinder Morgan Energy Partners LP 6.75% 2011	9,642	10,162
Kinder Morgan Energy Partners LP 5.85% 2012	20,907	22,100
Kinder Morgan Energy Partners LP 5.00% 2013	19,675	20,189
Kinder Morgan Energy Partners LP 5.125% 2014	40,185	41,492
Kinder Morgan Energy Partners LP 6.00% 2017	6,375	6,567
Kinder Morgan Energy Partners LP 9.00% 2019	4,150	5,062
Kinder Morgan Energy Partners LP 6.85% 2020	4,500	4,990
Kinder Morgan Energy Partners LP 6.95% 2038	15,000	16,292
Williams Companies, Inc. 2.597% 2010[4,5]	5,000	4,752
Williams Companies, Inc. 6.375% 2010[5]	12,000	12,242
Williams Companies, Inc. 7.125% 2011	10,000	10,503
Williams Companies, Inc. 8.125% 2012	16,300	17,501
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	9,127
Williams Companies, Inc. 8.75% 2020[5]	25,875	29,290
Williams Companies, Inc. 7.875% 2021	25,000	27,241
Rockies Express Pipeline LLC 4.50% 2009[4,5]	33,950	33,953
Rockies Express Pipeline LLC 6.25% 2013[5]	45,485	48,782
Enbridge Inc. 5.80% 2014	45,500	47,581
Enbridge Inc. 4.90% 2015	11,310	10,843
Enbridge Inc. 5.60% 2017	10,190	10,204
Enbridge Energy Partners, LP 5.35% 2014	3,700	3,772
Enbridge Energy Partners, LP, Series B, 6.50% 2018	42,000	43,586
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,154
Enbridge Energy Partners, LP 8.05% 2077[4]	17,355	13,215
TransCanada PipeLines Ltd. 6.50% 2018	23,250	26,380
TransCanada PipeLines Ltd. 7.125% 2019	9,065	10,782
TransCanada PipeLines Ltd. 6.35% 2067[4]	36,750	28,706
Enterprise Products Operating LP, Series B, 4.625% 2009	18,395	18,446
Enterprise Products Operating LP 4.95% 2010	25,650	26,107
Enterprise Products Operating LP 7.50% 2011	20,000	21,190
Devon Financing Corp., ULC 6.875% 2011	37,500	40,987
Devon Energy Corp. 6.30% 2019	12,435	13,664
Gaz Capital SA 7.51% 2013	200	204
Gaz Capital SA 8.146% 2018	3,407	3,279
Gaz Capital SA 6.51% 2022[5]	41,182	33,152
Gaz Capital SA, Series 9, 6.51% 2022	737	593
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	1,960	2,043
Gaz Capital SA 7.288% 2037	11,813	9,303
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[5,6]	892	891
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6]	141	140
Ras Laffan Liquefied Natural Gas III 5.50% 2014[5]	4,800	4,930
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,6]	37,167	36,230
Husky Energy Inc. 5.90% 2014	9,355	10,067
Husky Energy Inc. 6.20% 2017	585	604
Husky Energy Inc. 7.25% 2019	12,780	14,674
Marathon Oil Corp. 6.00% 2017	10,000	10,447
Marathon Oil Corp. 5.90% 2018	10,000	10,334
Pemex Finance Ltd. 8.875% 2010[6]	4,971	5,142
Pemex Project Funding Master Trust 5.75% 2018	12,750	12,622
Sunoco, Inc. 6.75% 2011	7,500	7,968
Sunoco, Inc. 4.875% 2014	8,250	7,816
Chevron Corp. 3.95% 2014	12,000	12,518
Chevron Corp. 4.95% 2019	2,450	2,609
Canadian Natural Resources Ltd. 5.70% 2017	10,000	10,527
Apache Corp. 6.00% 2013	995	1,092
Apache Corp. 6.90% 2018	7,815	9,156
Duke Capital Corp. 7.50% 2009	10,000	10,081
Gulfstream Natural Gas 5.56% 2015[5]	10,000	10,017
Shell International Finance B.V. 4.00% 2014	8,580	9,026
Phillips Petroleum Co. 8.75% 2010	6,000	6,401
Energy Transfer Partners, LP 5.95% 2015	5,930	6,287
BP Capital Markets PLC 3.125% 2012	5,000	5,143
StatoilHydro ASA 5.25% 2019	3,000	3,205
		898,363

HEALTH CARE — 1.10%
Roche Holdings Inc. 5.00% 2014[5]	68,400	73,010
Roche Holdings Inc. 6.00% 2019[5]	58,500	63,816
Cardinal Health, Inc. 6.75% 2011	100,250	105,436
Cardinal Health, Inc. 5.80% 2016	5,000	4,934
Cardinal Health, Inc. 5.85% 2017	13,140	12,880
Schering-Plough Corp. 6.00% 2017	82,500	90,969
Pfizer Inc. 5.35% 2015	17,500	19,392
Pfizer Inc. 6.20% 2019	47,350	53,671
WellPoint, Inc. 4.25% 2009	4,565	4,615
WellPoint, Inc. 5.00% 2011	24,000	24,604
WellPoint, Inc. 5.875% 2017	25,000	25,051
Hospira, Inc. 1.078% 2010[4]	16,901	16,818
Hospira, Inc. 5.55% 2012	20,000	20,838
Hospira, Inc. 5.90% 2014	5,860	6,153
Hospira, Inc. 6.05% 2017	4,315	4,459
Biogen Idec Inc. 6.00% 2013	40,000	41,357
Merck & Co., Inc. 1.875% 2011	18,885	19,045
Merck & Co., Inc. 4.00% 2015	20,000	20,892
Abbott Laboratories 5.875% 2016	12,907	14,285
Abbott Laboratories 5.125% 2019	18,500	19,582
GlaxoSmithKline Capital Inc. 4.85% 2013	25,775	27,376
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,437
Novartis Capital Corp. 4.125% 2014	10,500	10,962
Novartis Securities Investment Ltd. 5.125% 2019	20,500	21,635
UnitedHealth Group Inc. 4.125% 2009	12,969	12,974
UnitedHealth Group Inc. 5.25% 2011	1,585	1,640
UnitedHealth Group Inc. 5.50% 2012	5,450	5,718
UnitedHealth Group Inc. 4.875% 2013	10,000	10,159
Express Scripts Inc. 5.25% 2012	12,485	13,195
Express Scripts Inc. 6.25% 2014	8,837	9,652
Express Scripts Inc. 7.25% 2019	4,492	5,186
AstraZeneca PLC 5.40% 2012	18,000	19,732
Aetna Inc. 5.75% 2011	12,500	13,117
Aetna Inc. 6.50% 2018	5,000	5,060
Humana Inc. 6.45% 2016[3]	10,375	9,701
Coventry Health Care, Inc. 6.30% 2014	2,235	2,020
Coventry Health Care, Inc. 5.95% 2017	8,500	7,154
		822,525

UTILITIES — 1.01%
Cleveland Electric Illuminating Co. 5.65% 2013	20,535	21,390
Jersey Central Power & Light Co. 5.625% 2016	3,550	3,632
Pennsylvania Electric Co. 6.05% 2017	3,000	3,023
Cleveland Electric Illuminating Co. 8.875% 2018	37,275	45,931
Jersey Central Power & Light Co. 7.35% 2019	14,900	17,304
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	13,000	14,163
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	12,000	12,504
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	13,161
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	10,025	10,438
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	8,314	8,576
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	16,975	18,542
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	2,500	2,805
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	40,000	42,919
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	25,000	25,725
Consumers Energy Co., Series O, 5.00% 2012	5,200	5,327
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	11,500	11,588
Consumers Energy Co. 5.65% 2018	11,400	11,957
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	24,425	26,508
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,000	4,536
Cilcorp Inc. 8.70% 2009	17,025	17,195
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,553
Illinois Power Co. 6.125% 2017	15,000	15,589
Cilcorp Inc. 9.375% 2029	5,000	6,175
Appalachian Power Co., Series J, 4.40% 2010	10,000	10,133
Ohio Power Co., Series J, 5.30% 2010	18,000	18,688
Appalachian Power Co., Series M, 5.55% 2011	10,000	10,367
MidAmerican Energy Co. 5.125% 2013	1,500	1,574
MidAmerican Energy Co. 5.95% 2017	14,000	15,318
PacifiCorp., First Mortgage Bonds, 5.65% 2018	6,000	6,537
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	10,683
Alabama Power Co., Series R, 4.70% 2010	1,750	1,816
Alabama Power Co., Series 2007-D, 4.85% 2012	21,500	23,066
Alabama Power Co., Series 2008-B, 5.80% 2013	1,225	1,344
Georgia Power Co., Series 2008-D, 6.00% 2013	5,235	5,804
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[5]	30,000	30,608
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	17,000	18,328
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	7,600	8,333
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	3,929
National Grid PLC 6.30% 2016	28,225	29,812
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	1,035
Pacific Gas and Electric Co. 6.25% 2013	24,100	26,701
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,249
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	6,878
Public Service Co. of Colorado 5.80% 2018	9,850	10,845
Public Service Co. of Colorado 5.125% 2019	4,350	4,590
Scottish Power PLC 5.375% 2015	25,000	25,656
Oncor Electric Delivery Co. LLC 5.95% 2013	23,500	25,312
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	5,281
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	1,700	1,845
Progress Energy, Inc. 7.05% 2019	15,000	17,229
HKCG Finance Ltd. 6.25% 2018	14,000	15,389
HKCG Finance Ltd. 6.25% 2018[5]	7,525	8,271
PSEG Power LLC 7.75% 2011	15,000	16,205
Public Service Electric and Gas Co., Series E, 5.30% 2018	5,000	5,313
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	10,311	10,426
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,000	3,094
Virginia Electric and Power Co., Series A, 6.00% 2037	2,000	2,174
Exelon Corp. 4.45% 2010	10,000	10,160
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	4,000	4,259
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,669
Southern California Gas Co., First Mortgage Bonds, Series LL, 5.50% 2014	5,000	5,426
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	2,450	2,654
		756,542

TELECOMMUNICATION SERVICES — 0.98%
Telecom Italia Capital SA 4.00% 2010	10,880	10,959
Telecom Italia Capital SA, Series B, 5.25% 2013	97,843	101,109
Telecom Italia Capital SA 4.95% 2014	15,150	15,506
Telecom Italia Capital SA 6.175% 2014	6,500	6,990
Telecom Italia Capital SA 6.999% 2018	21,500	23,766
Telecom Italia Capital SA 7.20% 2036	11,370	12,234
Telecom Italia Capital SA 7.721% 2038	9,000	10,174
SBC Communications Inc. 6.25% 2011	20,000	21,290
AT&T Wireless Services, Inc. 7.875% 2011	76,700	83,134
SBC Communications Inc. 5.875% 2012	10,000	10,910
AT&T Inc. 4.95% 2013	7,500	7,929
AT&T Inc. 4.85% 2014	12,420	13,232
AT&T Inc. 5.50% 2018	16,000	16,972
AT&T Corp. 8.00% 2031[4]	17,000	21,163
Verizon Communications Inc. 3.75% 2011[5]	53,500	55,135
Verizon Global Funding Corp. 7.375% 2012	7,000	7,931
Verizon Communications Inc. 5.25% 2013	14,500	15,562
Verizon Communications Inc. 7.375% 2013[5]	20,000	23,024
Verizon Communications Inc. 5.55% 2014[5]	5,250	5,715
Verizon Communications Inc. 5.50% 2017	20,000	21,247
Verizon Communications Inc. 5.50% 2018	2,845	3,019
Verizon Communications Inc. 8.75% 2018	14,000	17,934
Verizon Communications Inc. 6.35% 2019	12,500	14,110
Vodafone Group PLC 5.375% 2015	10,716	11,255
Vodafone Group PLC 5.75% 2016	6,475	6,923
Vodafone Group PLC 5.625% 2017	28,950	30,777
Vodafone Group PLC 6.15% 2037	11,000	11,775
Telefónica Emisiones, SAU 5.984% 2011	20,000	21,438
Telefónica Emisiones, SAU 6.421% 2016	15,000	16,851
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,648
Singapore Telecommunications Ltd. 6.375% 2011[5]	3,490	3,783
Singapore Telecommunications Ltd. 7.375% 2031[5]	12,600	15,122
PCCW-HKT Capital Ltd. 8.00% 2011[4,5]	20,000	21,522
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	1,285	1,203
Qwest Corp. 7.875% 2011	20,000	20,500
France Télécom 7.75% 2011[4]	15,600	16,967
Deutsche Telekom International Finance BV 6.75% 2018	15,000	16,918
Koninklijke KPN NV 8.375% 2030	11,140	13,983
		738,710

CONSUMER STAPLES — 0.77%
Altria Group, Inc. 7.75% 2014	20,000	22,592
Altria Group, Inc. 9.70% 2018	41,345	50,357
Altria Group, Inc. 9.25% 2019	106,000	126,978
Altria Group, Inc. 10.20% 2039	50,000	65,247
Kroger Co. 6.75% 2012	1,000	1,098
Kroger Co. 5.00% 2013	11,250	11,679
Kroger Co. 7.50% 2014	23,315	26,571
Kroger Co. 6.40% 2017	48,135	52,628
CVS Caremark Corp. 0.968% 2010[4]	5,000	4,985
CVS Caremark Corp. 6.60% 2019	15,000	16,782
CVS Caremark Corp. 5.789% 2026[5,6]	12,849	11,148
CVS Caremark Corp. 5.298% 2027[5,6]	92	80
CVS Caremark Corp. 5.88% 2028[6]	103	95
CVS Caremark Corp. 6.036% 2028[6]	17,152	15,917
CVS Caremark Corp. 6.943% 2030[6]	33,701	32,772
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,274
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[6]	16,000	18,440
Wal-Mart Stores, Inc. 5.375% 2017	5,205	5,602
Wal-Mart Stores, Inc. 5.80% 2018	14,795	16,362
Delhaize Group 5.875% 2014	10,000	10,477
Delhaize Group 6.50% 2017	28,410	30,051
Safeway Inc. 6.25% 2014	5,550	6,087
Safeway Inc. 6.35% 2017	30,000	32,908
Walgreen Co. 4.875% 2013	10,000	10,628
SYSCO Corp. 4.20% 2013	2,920	2,977
Tesco PLC 5.50% 2017[5]	2,570	2,625
		581,360

INDUSTRIALS — 0.64%
Koninklijke Philips Electronics NV 4.625% 2013	55,450	56,816
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[6]	10,000	8,250
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	39,450	37,241
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	8,115	6,969
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	4,567	4,033
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	8,785	7,242
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[6]	2,000	1,359
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	13,201	10,981
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	14,004	11,895
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[6]	41,770	36,914
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	3,018	2,384
CSX Corp. 5.75% 2013	15,000	15,687
CSX Corp. 6.25% 2015	15,000	16,179
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[5,6]	27,888	27,742
BAE Systems Holdings Inc. 4.95% 2014[5]	1,375	1,416
Union Pacific Corp. 5.125% 2014	11,495	12,043
Union Pacific Corp. 5.75% 2017	5,405	5,698
Union Pacific Corp. 5.70% 2018	9,870	10,334
Burlington Northern Santa Fe Corp. 7.00% 2014	19,430	21,816
BNSF Funding Trust I 6.613% 2055[4]	6,700	5,591
Canadian National Railway Co. 5.55% 2018	25,000	26,631
Raytheon Co. 4.85% 2011	16,000	16,642
Raytheon Co. 6.40% 2018	1,580	1,817
Raytheon Co. 6.75% 2018	2,420	2,790
Raytheon Co. 7.00% 2028	4,000	4,577
Waste Management, Inc. 7.375% 2010	20,000	20,826
Waste Management, Inc. 5.00% 2014	890	885
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,624
Northrop Grumman Corp. 7.75% 2016	6,640	7,795
Lockheed Martin Corp. 4.121% 2013	2,000	2,056
Lockheed Martin Corp. 7.65% 2016	10,135	11,985
Lockheed Martin Corp., Series B, 6.15% 2036	3,000	3,275
Atlas Copco AB 5.60% 2017[5]	17,290	17,099
John Deere Capital Corp. 5.10% 2013	1,700	1,822
John Deere Capital Corp., Series D, 5.50% 2017	5,350	5,569
John Deere Capital Corp., Series D, 5.35% 2018	2,750	2,824
John Deere Capital Corp., Series D, 5.75% 2018	3,000	3,164
Hutchison Whampoa International Ltd. 6.50% 2013[5]	11,800	12,680
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,420
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	3,153
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,290	1,350
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	2,044
Caterpillar Financial Services Corp., Series F, 7.15% 2019	1,000	1,128
Norfolk Southern Corp. 5.75% 2016[5]	9,410	9,875
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	95	94
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	142	141
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[6]	3,186	2,340
General Electric Co. 4.50% PINES 2035	1,905	1,695
		482,891

MATERIALS — 0.45%
Dow Chemical Co. 7.60% 2014	60,200	65,480
Dow Chemical Co. 5.70% 2018	1,400	1,297
Dow Chemical Co. 8.55% 2019	62,075	68,217
Dow Chemical Co. 9.40% 2039	20,335	24,499
International Paper Co. 9.375% 2019	53,745	62,976
ArcelorMittal 9.85% 2019	30,755	35,649
BHP Billiton Finance (USA) Ltd. 5.50% 2014	15,295	16,631
BHP Billiton Finance (USA) Ltd. 6.50% 2019	6,500	7,411
Rio Tinto Finance (USA) Ltd. 5.875% 2013	10,000	10,601
Rio Tinto Finance (USA) Ltd. 8.95% 2014	10,000	11,631
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	4,087
E.I. du Pont de Nemours and Co. 5.00% 2013	1,210	1,305
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,588
Arbermarle Corp. 5.10% 2015	7,000	6,211
Stora Enso Oyj 6.404% 2016[5]	8,000	5,927
Lubrizol Corp. 8.875% 2019	3,900	4,774
ICI Wilmington, Inc. 5.625% 2013	3,500	3,472
Yara International ASA 7.875% 2019[5]	2,225	2,374
CRH America, Inc. 6.00% 2016	110	103
CRH America, Inc. 8.125% 2018[3]	2,045	2,106
Weyerhaeuser Co. 7.375% 2032	2,500	2,146
Praxair, Inc. 4.375% 2014	1,000	1,054
Alcan Inc. 6.45% 2011	1,000	1,041
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	347
		340,927

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.30%
Australia Government Agency-Guaranteed, National Australia Bank 1.048% 2014[4,5]	25,000	25,051
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 2014[5]	26,750	26,639
France Government Agency-Guaranteed, Société Finance 2.25% 2012[5]	29,365	29,287
France Government Agency-Guaranteed, Société Finance 3.375% 2014[5]	10,000	10,031
Russian Federation 7.50% 2030[6]	38,688	39,027
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 2012[5]	10,000	10,014
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[5]	14,350	14,105
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 1.108% 2014[4,5]	20,000	20,050
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 2012[5]	15,000	15,236
Denmark Government Agency-Guaranteed, Danske Bank 0.743% 2012[4,5]	15,000	15,075
Corporación Andina de Fomento 6.875% 2012	10,000	10,551
Israeli Government 5.125% 2019	10,000	9,993
		225,059

INFORMATION TECHNOLOGY — 0.26%
National Semiconductor Corp. 6.15% 2012	42,620	42,314
National Semiconductor Corp. 6.60% 2017	28,000	25,542
Electronic Data Systems Corp., Series B, 6.00% 2013[4]	51,500	56,687
KLA-Tencor Corp. 6.90% 2018	36,875	35,756
Jabil Circuit, Inc. 8.25% 2018	15,500	15,267
Cisco Systems, Inc. 5.25% 2011	14,000	14,824
Motorola, Inc. 7.625% 2010	1,590	1,624
		192,014

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	7,180	5,867
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	668	579
		6,446

Total bonds & notes (cost: $23,232,261,000)		22,772,723

Short-term securities — 5.78%

Freddie Mac 0.16%–0.70% due 8/14/2009–1/25/2010	1,286,880	1,286,245
U.S. Treasury Bills 0.135%–0.475% due 8/6/2009–5/6/2010	949,300	948,885
Fannie Mae 0.18%–0.70% due 8/17–12/16/2009	681,300	680,971
Federal Home Loan Bank 0.17%–0.55% due 8/7/2009–1/22/2010	537,414	537,214
Federal Home Loan Bank 0.925% due 12/22/2009[4]	50,000	49,955
General Electric Capital Corp. 0.17%–0.26% due 8/3–9/29/2009	94,800	94,775
General Electric Capital Corp., FDIC insured, 0.25%–0.32% due 8/12–9/22/2009	225,000	224,949
Abbott Laboratories 0.20%–0.21% due 8/19–8/26/2009[5]	103,380	103,367
Coca-Cola Co. 0.21%–0.30% due 9/2–9/28/2009[5]	89,300	89,260
Johnson & Johnson 0.14%–0.25% due 8/10–9/28/2009[5]	78,100	78,076
Bank of America Corp., FDIC insured, 0.23%–0.26% due 8/4–8/5/2009	75,000	74,998
State Street Corp., FDIC insured, 0.24% due 8/11/2009	43,000	42,997
Merck & Co. Inc. 0.20% due 8/21/2009	40,000	39,995
Procter & Gamble International Funding S.C.A. 0.20% due 9/22/2009[5]	34,400	34,390
NetJets Inc. 0.20% due 8/19/2009[5]	30,000	29,993
Citigroup Funding Inc., FDIC insured, 0.25% due 8/18/2009	25,000	24,997

Total short-term securities (cost: $4,340,617,000)		4,341,067

Total investment securities (cost: $76,629,456,000)		75,143,807
Other assets less liabilities		(42,046)

Net assets		$75,101,761

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
[2]	Security did not produce income during the last 12 months.
[3]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $315,330,000, which represented .42% of the net assets of the fund.

[4]	Coupon rate may change periodically.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,902,796,000, which represented 3.87% of the net assets of the fund.

[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Scheduled interest and/or principal payment was not received.
[8]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 11/6/2007 at a cost of $10,147,000) may be subject to legal or contractual restrictions on resale.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended July 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Value of affiliates at 7/31/09 (000)

CenturyTel, Inc.*	3,572,640	15,480,957	—	19,053,597	$11,770	$598,092
OPAP SA	15,242,040	1,179,000	—	16,421,040	45,232	394,372
Ambuja Cements Ltd.	98,960,919	—	—	98,960,919	1,991	224,629
Macquarie Airports	93,268,737	—	—	93,268,737	16,817	193,501
Firstgroup PLC	—	31,300,000	—	31,300,000	6,464	173,268
RPM International, Inc.	7,900,000	440,000	—	8,340,000	4,828	133,106
Wincor Nixdorf AG*	1,325,000	825,312	—	2,150,312	3,652	115,422
Greene King PLC	8,722,210	5,204,153	48,621	13,877,742	938	97,970
Greene King PLC, rights, expire 2009	—	5,204,153	5,204,153	—	—	—
De La Rue PLC	8,804,046	731,000	3,160,427	6,374,619	43,677	88,619
De La Rue PLC, Class B	—	8,804,046	8,804,046	—	—	—
S P Setia Bhd.	65,577,500	—	—	65,577,500	2,019	82,717
Singapore Post Private Ltd.	107,025,000	—	—	107,025,000	3,629	66,974
BELIMO Holding AG	42,250	—	—	42,250	1,269	44,715
Ekornes ASA	1,980,425	—	—	1,980,425	910	28,125
Oakton Ltd.	4,617,960	—	—	4,617,960	25	10,312
Cambridge Industrial Trust†	50,291,000	—	50,291,000	—	457	—
Embarq Corp.†	9,263,327	—	9,263,327	—	19,106	—
Fong’s Industries Co. Ltd.†	36,590,000	—	36,590,000	—	—	—
Fortune Real Estate Investment Trust†	52,408,500	—	52,408,500	—	—	—
Frasers Commercial Trust†	44,940,001	—	44,940,001	—	440	—
Macquarie Communications
Infrastructure Group†	27,867,700	—	27,867,700	—	895	—
Macquarie Communications
Infrastructure Group†	4,539,041	—	4,539,041	—	34	—
Macquarie Infrastructure Group†	133,598,374	—	133,598,374	—	7,757	—
Macquarie International
Infrastructure Fund Ltd.†	83,170,000	—	83,170,000	—	—	—
SBM Offshore NV†	9,319,188	—	9,319,188	—	—	—
TICON Industrial Connection PCL†	41,951,000	—	41,951,000	—	—	—
TICON Industrial Connection PCL,
warrants, expire 2014†	—	13,983,666	13,983,666	—	—	—
					$171,910	$2,251,822

*  This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2008; it was not publicly disclosed.
†  Unaffiliated issuer at 7/31/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of
July 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Telecommunication services	$7,082,982	$—	$—	$7,082,982
Utilities	6,989,590	—	—	6,989,590
Financials	5,262,601	—	—	5,262,601
Energy	4,619,382	—	—	4,619,382
Consumer staples	4,430,736	—	—	4,430,736
Health care	3,851,636	—	—	3,851,636
Industrials	3,392,623	—	—	3,392,623
Information technology	3,282,055	—	—	3,282,055
Consumer discretionary	2,653,309	—	—	2,653,309
Materials	2,328,843	—	—	2,328,843
Miscellaneous	3,213,623	143,960	—	3,357,583
Preferred stocks	31,632	542,975		574,607
Convertible securities	50,816	153,254	—	204,070
Bonds & notes:
Corporate bonds & notes	1,695	8,095,386	—	8,097,081
Mortgage-backed obligations	—	7,847,528	88,994	7,936,522
Bonds & notes of U.S. government & government agencies	—	5,101,045	—	5,101,045
Asset-backed obligations	—	1,403,675	2,895	1,406,570
Bonds & notes of governments & government agencies outside the U.S.	—	225,059	—	225,059
Municipals	—	6,446	—	6,446
Short-term securities	—	4,341,067	—	4,341,067
Total	$47,191,523	$27,860,395	$91,889	$75,143,807

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended July 31, 2009 (dollars in thousands):

	Beginning value at 11/1/2008	Net transfers into Level 3	Net purchases and sales	Net realized loss	Net unrealized appreciation	Ending value at 7/31/2009
Investment securities	$15,047	$165,473	$(103,615)	$(18,359)	$33,343	$91,889

Net unrealized appreciation during the period on Level 3 investment securities held at July 31, 2009 (dollars in thousands):						$6,340

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,901,110
Gross unrealized depreciation on investment securities	(7,319,778)
Net unrealized depreciation on investment securities	(2,418,668)
Cost of investment securities for federal income tax purposes	77,562,475

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-912-0909O-S21429

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 28, 2009

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: September 28, 2009